UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2013

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Excelsia Investment Advisors
Address:  15 Lake Street, Suite 100
          Savannah, GA  31411

Form 13F File Number: 028-14612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Shirley Winters
Title: Controller
Phone: 912-598-4032

Signature, Place, and Date of Signing:

    Shirley Winters          Savannah, GA             April 29, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:                44
                                                  -----------------------

Form 13F Information Table Value Total:               $121467(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:



                                                                  Excelsia Investment Advisors

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAKER HUGHES INC COM           COM              057224107     2715    58490 SH       Sole                    17550             40940
CHEVRON CORP NEW COM           COM              166764100     2964    24945 SH       Sole                     7250             17695
COCA COLA COMPANY              COM              191216100     2916    72109 SH       Sole                    22311             49798
CUMMINS INC                    COM              231021106     2804    24210 SH       Sole                     7272             16938
DU PONT E I DE NEMOURS & CO CO COM              263534109     2955    60120 SH       Sole                    18920             41200
ELI LILLY & CO COM             COM              532457108     2877    50665 SH       Sole                    16400             34265
EXXON MOBIL CORP COM           COM              30231G102     3269    36282 SH       Sole                     9106             27176
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857     1466    44283 SH       Sole                    13669             30614
INTERNATIONAL BUSINESS MACHS C COM              459200101     3018    14150 SH       Sole                     4270              9880
MERCK & CO INC NEW             COM              58933Y105     2770    62680 SH       Sole                    18845             43835
MURPHY OIL CORP                COM              626717102     2991    46935 SH       Sole                    14765             32170
NEWMONT MNG CORP COM           COM              651639106     1419    33881 SH       Sole                    10286             23595
ORACLE CORP COM                COM              68389X105     2663    82365 SH       Sole                    23620             58745
PEPSICO INC COM                COM              713448108     3010    38045 SH       Sole                    11955             26090
PFIZER INC COM                 COM              717081103     3021   104693 SH       Sole                    31038             73655
PHILIP MORRIS INTL INC COM     COM              718172109     2855    30790 SH       Sole                     9540             21250
QEP RES INC COM                COM              74733V100     2915    91562 SH       Sole                    28744             62818
QUALCOMM INC                   COM              747525103     1357    20277 SH       Sole                     6365             13912
RLI CORP                       COM              749607107     1492    20772 SH       Sole                     6385             14387
BARRICK GOLD CORP COM ISIN#CA0 ADR              067901108     1361    46300 SH       Sole                    13920             32380
BHP BILLITON LTD SPONSORED ADR ADR              088606108     1233    18015 SH       Sole                     5600             12415
CANADIAN NATL RY CO COM ISIN#C ADR              136375102     1488    14840 SH       Sole                     4340             10500
GLAXOSMITHKLINE PLC SPONS ADR  ADR              37733W105     1005    21430 SH       Sole                     7065             14365
POTASH CORP OF SASKATCHEWAN IN ADR              73755L107     1537    39149 SH       Sole                    11559             27590
RIO TINTO PLC SPONSORED ADR IS ADR              767204100     1388    29474 SH       Sole                     8703             20771
ROYAL DUTCH SHELL PLC SPONSORE ADR              780259206     1018    15623 SH       Sole                     4777             10846
SUNCOR ENERGY INC NEW COM ISIN ADR              867224107     1166    38855 SH       Sole                    12040             26815
WILLIS GROUP HLDGS PUBLIC LTD  ADR              G96666105     1088    27560 SH       Sole                     9070             18490
EL PASO PIPELINE PARTNERS L P  LTD              283702108     3145    71700 SH       Sole                    21280             50420
LINN ENERGY LLC UNIT REPSTG LT LTD              536020100     2811    74020 SH       Sole                    22090             51930
TEEKAY LNG PARTNERS L P PARTNE LTD              Y8564M105     1026    24770 SH       Sole                     7690             17080
TERRA NITROGEN COMPANY L.P. DE LTD              881005201     1124     5110 SH       Sole                     1680              3430
ISHARES TR FTSE NAREIT MTG REI ETF              464288539     3292   210485 SH       Sole                    59810            150675
ISHARES TR RUSSELL 2000 INDEX  ETF              464287655      269     2845 SH       Sole                      710              2135
MARKET VECTORS ETF TR GOLD MIN ETF              57060U100      218     5770 SH       Sole                      330              5440
SPDR DOW JONES INDL AVERAGE ET ETF              78467X109     1325     9117 SH       Sole                      658              8459
SPDR GOLD TRUST                ETF              78463V107    11577    74949 SH       Sole                    20997             53952
WISDOMTREE TR EMERGING MKTS EQ ETF              97717W315     4362    79219 SH       Sole                    23139             56080
ISHARES TR BARCLAYS MBS BD FD  ETF              464288588     5003    46349 SH       Sole                    10535             35814
ISHARES TR CORE TOTAL U S BD M ETF              464287226     3009    27170 SH       Sole                     5995             21175
ISHARES TR JPMORGAN USD EMERGI ETF              464288281    13791   117242 SH       Sole                    33272             83970
ISHARES TR S&P U S PFD STK IND ETF              464288687     4235   104505 SH       Sole                    23790             80715
SPDR SER TR BARCLAYS HIGH YIEL ETF              78464A417      754    18335 SH       Sole                                      18335
FIFTH ST FIN CORP COM          OTH              31678A103     4764   432265 SH       Sole                   120995            311270